Deposits, Prepayments and Other Current Assets	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Deposits Prepayments And Other Current Assets Abstract
Deposits, Prepayments and Other Current Assets

8. Deposits, Prepayments and Other Current Assets

	As of December 31,	As of June 30,
	2025	2025
	US$	US$
Disposal proceeds receivable	1,851,787	1,060,078
Client legal fund for company incorporation	23,472	-
Other current assets	300	156,511
Deposits, prepayments and other current assets	1,875,559	1,216,589

6. Deposits, Prepayments and Other Current Assets

	As of June 30,
	2025	2024	2023
	US$	US$	US$
Deposits for purchase of vehicle	-	25,358	25,267
Disposal proceeds receivable	1,060,078	-	-
Other current assets	156,511	-	-
Deposits, prepayments and other current assets	1,216,589	25,358	25,267